Equity (Details) - USD ($) $ / shares in Units, $ in Thousands										1 Months Ended	12 Months Ended
		Nov. 24, 2023	Sep. 05, 2023	May 09, 2023	Apr. 07, 2022	Aug. 30, 2021	Aug. 26, 2021	Mar. 25, 2021	Feb. 28, 2021	Apr. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020
Equity (Details) [Line Items]
Preferred shares outstanding
Ordinary shares authorized	[1]										200,000,000	200,000,000
Ordinary par value (in Dollars per share)	[1]										$ 0.001	$ 0.001
Ordinary shares divided		20,000,000
Common stock, shares issued	[1]										10,070,012	6,812,440
Common stock, shares outstanding	[1]										10,070,012	6,812,440
Price per share (in Dollars per share)				$ 15.5
Underwriting agreement, description											On February 22, 2021, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with Univest Securities, LLC (“Univest”), as the representative of the several underwriters named therein (collectively, the “Underwriters”), pursuant to which the Company agreed to issue and sell (i) 381,098 ordinary shares of the Company (“Offered Shares”) (after giving effect to share consolidation effected in November 2023), par value of $0.001 per share (the “Ordinary Shares”) and (ii) warrants (the “Warrants”) to purchase an aggregate of 381,098 Ordinary Shares (the “Warrant Shares”) (after giving effect to share consolidation effected in November 2023) in an underwritten public offering (the “Offering”). In addition, the Company has granted the Underwriters a 45-day option (the “Over-Allotment Option”) to purchase up to an additional 57,165 Ordinary Shares (the “Option Shares”) (after giving effect to share consolidation effected in November 2023) and Warrants to purchase up to 57,165 Ordinary Shares (after giving effect to share consolidation effected in November 2023) at the public offering price, less underwriting discounts and commissions. The Offered Shares and Warrants are delivered on February 24, 2021, at a public offering price of $32.8 per share (after giving effect to share consolidation effected in November 2023) and associated warrant to purchase one ordinary share, as set forth in the Underwriting Agreement, subject to the satisfaction of certain closing conditions.
Additional ordinary shares						57,143
Warrants to purchase						57,143
Issuance of additional shares										500,000
Sale of ordinary shares							285,714
Total gross proceeds (in Dollars)							$ 10,000,000
Exercise price per share (in Dollars per share)							$ 44
Fixed combined purchase price (in Dollars per share)							$ 35
Ordinary shares vested					200
Gross proceeds (in Dollars)			$ 20,000,000	$ 60,000,000
Price per share (in Dollars per share)		$ 0.0001	$ 24.8
Issued additional ordinary shares											31,766
Public Warrants Years											5 years
Public warrants, description											The Company may redeem the Public Warrants: ●in whole and not in part; ●at a price of $0.01 per warrant; ●at any time while the Public Warrants are exercisable; ●upon no less than 30 days’ prior written notice of redemption to each Public Warrant holder; ●if, and only if, the reported last sale price of the Company’s ordinary shares equals or exceeds $18.00 per share, for any 20 trading days within a 30 trading day period ending on the third business day prior to the notice of redemption to the warrant holders; and ●if, and only if, there is a current registration statement in effect with respect to the ordinary shares underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.
Issued shares in connection exchange of public rights											250,433
Net profit , percentage											10.00%
Statutory reserve capital percentage											50.00%
Horgos Glary Wisdom [Member]
Equity (Details) [Line Items]
Non controlling interest rate											49.00%	49.00%
Public Warrants [Member]
Equity (Details) [Line Items]
Public warrants outstanding											2,500,000	2,500,000
Over-Allotment Option [Member]
Equity (Details) [Line Items]
Price per share (in Dollars per share)								$ 32.8
Additional ordinary shares								57,165
Warrants to purchase								57,165
IPO [Member]
Equity (Details) [Line Items]
Warrant, description											Pursuant to the Initial Public Offering, TKK sold 2,500,000 Units (after giving effect to share consolidation effected in November 2023) at a purchase price of $100.00 per Unit (after giving effect to share consolidation effected in November 2023), inclusive of 300,000 Units (after giving effect to share consolidation effected in November 2023) sold to the underwriters on August 22, 2018 upon the underwriters’ election to partially exercise their over-allotment option. Each Unit consists of one ordinary share, one warrant (“Public Warrant”) and one right (“Public Right”). Each Public Warrant entitles the holder to purchase one-half of one ordinary share at an exercise price of $115.00 per whole share. Each Public Right entitles the holder to receive one-tenth of one ordinary share at the closing of a Business Combination.
Preferred Stock [Member]
Equity (Details) [Line Items]
Preferred stock, shares authorized											2,000,000
Preferred stock, par value (in Dollars per share)											$ 0.0001
Preferred shares issued
Preferred shares outstanding
Ordinary Shares [Member]
Equity (Details) [Line Items]
Preferred stock, shares authorized		2,000,000
Preferred stock, par value (in Dollars per share)		$ 0.0001
Ordinary shares authorized		20,200									200,000,000
Ordinary par value (in Dollars per share)		$ 0.0001	$ 0.001	$ 0.001							$ 0.0001
Ordinary shares vote											one
Ordinary shares divided		20,000,000
Common stock, shares issued			806,451	2,419,355							10,070,012	10,070,012	5,788,635
Common stock, shares outstanding											6,812,440	6,812,440	5,788,635
Price per share (in Dollars per share)									$ 50
Ordinary Shares [Member] | Equity [Member]
Equity (Details) [Line Items]
Ordinary par value (in Dollars per share)		$ 0.001
Ordinary Shares [Member]
Equity (Details) [Line Items]
Ordinary par value (in Dollars per share)		$ 0.001									$ 0.001
TKK [Member] | Ordinary Shares [Member]
Equity (Details) [Line Items]
Ordinary shares issuable upon the conversion									28,000

[1]	Retroactively restated to give effect to a share consolidation at a ratio of one-for-tenth ordinary shares effective on November 24, 2023 (Note 1).